S000061604 [Member] Expense Example - iShares ESG Aware MSCI USA Small-Cap ETF - iShares ESG Aware MSCI USA Small-Cap ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217